Accounts Payable amd Accrued Liabilities (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Payables and Accruals [Abstract]
Accounts Payable	$ 253,596	$ 373,882	$ 231,429	$ 130,368
Accrued Compensation	21,000	215,026	55,416
Other Accrued Expenses	157,341	161,899	154,345	207,498
Total	$ 43,253	$ 81,248	$ 382,820	$ 58,399